Accrued Expenses - Additional Information (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Accrued restructuring expenses	$ 458
One-time termination benefits
Restructuring Cost and Reserve [Line Items]
Accrued restructuring expenses	$ 500